Investment Objectives and Goals	Sep. 04, 2026
Ninepoint North American Energy Independence ETF
Prospectus [Line Items]
Risk/Return [Heading]	NINEPOINT NORTH AMERICAN ENERGY INDEPENDENCE ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term growth of capital.
Ninepoint Energy Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	NINEPOINT ENERGY INCOME ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek income and capital appreciation.